
------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                          April 30, 2001 (Unaudited)

                                                                                                               MARKET VALUE
                                                                                          SHARES               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.8%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.8%
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.3%
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      6,700                $325,151
------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.5%
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   5,000                 266,850
------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 3.5%
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.5%
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              4,800                 264,336
------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 5.2%
------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.6%
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     3,800                 196,612
------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.6%
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              5,100                 196,095
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 8.8%
------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 7.1%
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                        1                     6,100                 267,851
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A                                     1                     5,900                 268,509
                                                                                                      ------------------
                                                                                                                536,360
------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.7%
------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                              3,100                 132,618
------------------------------------------------------------------------------------------------------------------------
ENERGY - 8.1%
------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 3.7%
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                           6,400                 276,544
------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.4%
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         3,800                 336,680
------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 15.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 12.3%
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           5,300                 260,495
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               5,100                 335,580
------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                             5,200                 332,904
                                                                                                      ------------------
                                                                                                                928,979
------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        2,500                 204,500
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 14.4%
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.1%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                         1                     4,500                 275,130
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              7,800                 337,740
                                                                                                      ------------------
                                                                                                                612,870
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 6.3%
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                2,200                 200,530
------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                     4,100                 276,340
                                                                                                      ------------------
                                                                                                                476,870
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 17.2%
------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.7%
------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                           1                     1,700                  67,320
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     1,200                 138,168
                                                                                                      ------------------
                                                                                                                205,488
------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 3.6%
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                          4,000                 269,760

 1  Oppenheimer Concentrated Growth Fund


------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                          (Unaudited)(Continued)

                                                                                                             MARKET VALUE
                                                                                     SHARES                  SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.2%
------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                               1                     4,000              $  202,000
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     1                     4,000                 271,000
                                                                                                      ------------------
                                                                                                                473,000
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.7%
------------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                                     10,500                 358,995
------------------------------------------------------------------------------------------------------------------------
UTILITIES - 8.8%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.3%
------------------------------------------------------------------------------------------------------------------------
AES Corp. (The)                                                     1                     4,200                 200,214
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                         4,300                 201,068
                                                                                                      ------------------
                                                                                                                401,282
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 3.5%
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                             3,800                 261,440
                                                                                                      ------------------
Total Common Stocks (Cost $6,757,205)                                                                         6,724,430

                                                                                     PRINCIPAL
                                                                                     AMOUNT
------------------------------------------------------------------------------------------------------------------------
Short-Term Notes - 100.3%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.50%, 5/1/01 (Cost $7,590,000)                              $7,590,000               7,590,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $14,347,205)                                            189.1%             14,314,430
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (89.1)             (6,746,260)
                                                                                  --------------      ------------------
NET ASSETS                                                                                100.0%             $7,568,170
                                                                                  ==============      ==================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.


2 Oppenheimer Concentrated Growth Fund

STATEMENT OF ASSETS AND LIABILITIES                  April 30, 2001 (Unaudited)



--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $14,347,205) - see accompanying statement                                   $14,314,430
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         10,949
                                                                                                --------------------
Total assets                                                                                             14,325,379

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                     6,757,205
Other                                                                                                             4
                                                                                                --------------------
Total liabilities                                                                                         6,757,209

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $7,568,170
                                                                                                ====================

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                          $7,600,000
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                               945
--------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                  (32,775)
                                                                                                --------------------
Net assets                                                                                               $7,568,170
                                                                                                ====================

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,568,170 and 760,000 shares of beneficial interest outstanding)                                             $9.96
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                  $10.57


See accompanying Notes to Financial Statements.



 3  Oppenheimer Concentrated Growth Fund


STATEMENT OF OPERATIONS            For the One Day Period of April 30, 2001
                                   (inception of offering)(Unaudited)



--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                   $    949

--------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                   3
--------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                           1
--------------------------------------------------------------------------------------------------------------------
Other                                                                                                             1
                                                                                                --------------------
Total expenses                                                                                                    5
Less waiver of expenses                                                                                          (1)
                                                                                                --------------------
Net expenses                                                                                                      4

--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           945

--------------------------------------------------------------------------------------------------------------------
UNREALIZED LOSS
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                        (32,775)
                                                                                                --------------------
Net unrealized loss                                                                                         (32,775)

--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       ($31,830)
                                                                                                ====================



STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         PERIOD ENDED
                                                                                                         APRIL 30, 2001(1)
                                                                                                         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                          $945
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                        (32,775)
                                                                                                --------------------
Net decrease in net assets resulting from operations                                                        (31,830)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                   7,500,000

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                            7,468,170
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                         100,000 (2)
                                                                                                --------------------
End of period (including accumulated net investment
income of $945 for the period ended April 30, 2001)                                                      $7,568,170
                                                                                                ====================


1.  For the one day period of April 30, 2001 (inception of offering).
2. Reflects the value of the Manager's initial seed money investment at April 23, 2001.

See accompanying Notes to Financial Statements.




 4  Oppenheimer Concentrated Growth Fund

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                                           ------------------
                                                           PERIOD ENDED
                                                           APRIL 30, 2001(1)
                                                           (UNAUDITED)
------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.00
------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          -- (2)
Net realized and unrealized loss                             (.04)
------------------------------------------------------------------
Total loss from investment operations                        (.04)
------------------------------------------------------------------
Net asset value, end of period                              $9.96
                                                ==================

------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                         (0.40)%
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $7,568
------------------------------------------------------------------
Average net assets (in thousands)                          $7,568
------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                       0.00%
Expenses                                                    0.00%
------------------------------------------------------------------
Portfolio turnover rate                                        0%


1.  For the one day period of April 30, 2001 (inception of offering).
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


 5  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS  (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Concentrated Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

NON-DIVERSIFICATION RISK The Fund is "non-diversified" and can invest in the securities of a single issuer without limit. To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the borrower or issuer of those obligations defaults.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

TRUSTEES' COMPENSATION The Fund has adopted a nonfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.




 6  Oppenheimer Concentrated Growth Fund

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                 PERIOD ENDED APRIL 30, 2001(1)
                                                 SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                            750,000              $7,500,000
Dividends and/or distributions reinvested            --                      --
Redeemed                                             --                      --
                                              ----------     -------------------
Net increase                                    750,000              $7,500,000
                                              ==========     ===================


(1)  For the one day period of April 30, 2001 (inception of offering).

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2001, were $6,757,205 and $0, respectively.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million and 0.69% of the next $200 million and 0.66% of net assets over $600 million. The Fund's management fee for the period ended April 30, 2001 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.



 7  Oppenheimer Concentrated Growth Fund

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ----------------
                  AGGREGATE      CLASS A           COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES
                  SALES          CHARGES           ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR
PERIOD ENDED      SHARES
----------------- -------------- ----------------- ----------------
April 30, 2001    $--            $--               $--
----------------- -------------- ----------------- ----------------


1. The Distributor advances commission payments to dealers for certain sales of Class A shares from its own resources at the time of sale.


------------------- ----------------------
                    CLASS A CONTINGENT
                    DEFERRED SALES
                    CHARGES RETAINED BY
PERIOD ENDED        DISTRIBUTOR
------------------- ----------------------
April 30, 2001      $--
------------------- ----------------------


The Fund has adopted a Service Plan for Class A shares under Rule 12b-1 of the Investment Company Act. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended April 30, 2001, payments under the Class A plan totaled $1 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $0 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.



 8  Oppenheimer Concentrated Growth Fund

OPPENHEIMER CONCENTRATED GROWTH FUND


    OFFICERS AND TRUSTEES           Leon Levy, Chairman of the Board of Trustees
                                    Donald W. Spiro, Vice Chairman of the
                                               Board of Trustees
                                    Bridget A. Macaskill, Trustee and President
                                    Robert G. Galli, Trustee
                                    Phillip A. Griffiths, Trustee
                                    Benjamin Lipstein, Trustee
                                    Elizabeth B. Moynihan, Trustee
                                    Kenneth A. Randall, Trustee
                                    Edward V. Regan, Trustee
                                    Russell S. Reynolds, Jr., Trustee
                                    Clayton K. Yeutter, Trustee
                                    Bruce Bartlett, Vice President
                                    David Hyun, Vice President
                                    Andrew J. Donohue, Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Robert G. Zack, Assistant Secretary


     INVESTMENT ADVISOR            OppenheimerFunds, Inc.

     DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

     TRANSFER AND                  OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF PORTFOLIO
     SECURITIES                    The Bank of New York

     INDEPENDENT AUDITORS          KPMG LLP

     LEGAL COUNSEL                 Mayer, Brown & Platt

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Concentrated Growth Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.

   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.




 9  Oppenheimer Concentrated Growth Fund